Accounts Receivable, Net	6 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31, 2024	September 30, 2023
Accounts receivable	$20,072,232	$25,021,916
Less: allowance for credit losses	(1,553,365)	(2,391,641)
Accounts receivable, net	$18,518,867	$22,630,275

The Company’s customers are primarily governmental entities, state-owned entities and construction companies. Due to the nature of these customers and the practice of the industry, the Company generally allows credit period of 180 days to its customers.

Changes in the allowance for credit losses as of March 31, 2024 and September 30, 2023 are as follow:

	March 31, 2024	September 30, 2023
Beginning balance	$2,391,641	$2,197,396
Addition (reduction) of credit losses allowance	(865,015)	257,784
Write-off	-	-
Exchange difference	26,739	(63,539)
Ending balance	$1,553,365	$2,391,641

For the six months ended March 31, 2024, the Company recorded a reversal of credit loss expense of $865,015, which was mainly because the Company adopted ASC 326 “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” using the modified retrospective approach. For the six months ended March 31, 2023, the Company recorded credit loss expense of $63,255.